UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09261
                                  ----------------------------------------------

                                   Foxby Corp.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                                   Foxby Corp.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:       09/30/04
                         ---------------------

Item 1. Schedule of Investments

September 30, 2004 (Unaudited)

Common Stocks - Long - 43.86%                                            Shares           Value
                                                                       -----------    --------------
Electronic Components - 1.88%
Bonso Electronics International, Inc.                                     22,282           $ 121,660
                                                                                     ---------------
Fats & Oils - 3.03%
Darling International, Inc. (a)                                           45,600             196,536
                                                                                     ---------------
Finance Lessors - 1.40%
Eplus, Inc. (a)                                                            8,673              90,728
                                                                                     ---------------
Gaskets, Packaging & Sealing Devices & Rubber & Plastics - 3.20%
Enpro Industries, Inc. (a)                                                 8,600             207,604
                                                                                     ---------------
Gold & Silver Ores - 1.66%
Guinor Gold Corp. (a)                                                    127,500             107,795
                                                                                     ---------------
Insurance Agents, Brokers & Services - 0.95%
National Medical Health Card  (a)                                          2,937              61,383
                                                                                     ---------------
Jewelry, Precious Metal - 2.97%
Dundee Precious Metals, Inc. (a)                                          29,000             153,524
LJ International, Inc. (a)                                                17,400              39,150
                                                                                      --------------
                                                                                             192,674
                                                                                      --------------

Meat Packing Plants - 1.81%
Seaboard Corp.                                                               200             117,190
                                                                                      --------------

Mineral & Ores - 2.21%
Peru Copper, Inc. (a)                                                    110,000             143,410
                                                                                      --------------

Miscellaneous Business Services - 3.28%
Safety Intelligence Systems Corp. (a) (b)                                 75,000             212,145
                                                                                      --------------

Motor Vehicle Parts & Accessories - 0.55%
Intier Automotive, Inc.                                                    1,700              35,275
                                                                                      --------------

Natural Gas Distribution - 3.02%
Metrogas, Inc. (c)                                                        43,900             195,794
                                                                                      --------------
Retail - Auto Dealers & Gasoline Stations - 3.87%
United Auto Group, Inc.                                                   10,000             250,900
                                                                                      --------------

Retail - Shoe Stores - 2.10%
The Finish Line - Class A                                                  4,400             136,048
                                                                                      --------------

Security Brokers, Dealers & Flotation Companies - 0.51%
Maxcor Financial Group, Inc.                                               3,702              33,129
                                                                                      --------------

State Commercial Banks - 1.01%
Crescent Banking Co.                                                       2,600              65,520
                                                                                      --------------


Schedule of Investments - continued
September 30, 2004 (Unaudited)

Common Stocks - Long - 43.86% - continued                                Shares            Value
                                                                       -----------    --------------
Telephone Communications - 3.05%
France Telecom (c)                                                         5,500            $137,500
IDT Corp. (a)                                                              4,100              59,778
                                                                                      --------------
                                                                                             197,278
                                                                                      --------------
Unsupported Plastics Film & Sheet - 1.23%
Atlantis Plastics, Inc. (a)                                                5,300              79,606
                                                                                      --------------
Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.91%
Central European Distribution Corp. (a)                                    5,550             123,987
                                                                                      --------------
Wholesale - Groceries & Related Products - 4.22%
Nash Finch Co.                                                             8,700             273,615
                                                                                      --------------

TOTAL COMMON STOCKS - LONG (Cost $2,893,963)                                               2,842,277
                                                                                      --------------


Common Stocks - Short - (40.37)%

Biological Products - (2.54)%
Gilead Sciences, Inc. (a)                                                 (4,400)           (164,472)
                                                                                      --------------

Communications Services - (4.86)%
Spectrasite, Inc. (a)                                                     (3,500)           (162,750)
XM Satellite Radio Holdings, Inc. - Class A (a)                           (4,900)           (151,998)
                                                                                      --------------
                                                                                            (314,748)
                                                                                      --------------

Computer Communications Equipment - (3.13)%
Juniper Networks, Inc. (a)                                                (8,600)           (202,960)
                                                                                      --------------

Crude Petroleum & Natural Gas - (2.23)%
FX Energy, Inc. (a)                                                      (16,000)           (144,640)
                                                                                      --------------

Life Insurance - (2.36)%
China Life Insurance Co. (a)                                              (6,000)           (153,120)
                                                                                      --------------

Pharmaceutical Preparations - (2.91)%
Genentech, Inc. (a)                                                       (3,600)           (188,712)
                                                                                      --------------

Radio Bradcasting Stations - (2.32)%
Sirius Satellite Radio, Inc. (a)                                         (47,000)           (150,400)
                                                                                      --------------

Semiconductors & Related Devices - (6.47)%
Linear Technology Corp.                                                   (5,100)           (184,824)
Maxim Integrated Products, Inc.                                           (2,900)           (122,641)
Rambus, Inc. (a)                                                          (7,100)           (111,399)
                                                                                      --------------

                                                                                            (418,864)
                                                                                      --------------

Services - Business Services - (4.38)%
Ask Jeeves, Inc.                                                          (3,900)           (127,569)
eBay, Inc. (a)                                                            (1,700)           (156,298)
                                                                                      --------------
                                                                                            (283,867)
                                                                                      --------------


Schedule of Investments - continued
September 30, 2004 (Unaudited)

Common Stocks - Short - (40.37)% - continued                             Shares             Value
                                                                       -----------      -------------

Services - Computer Integrated Systems Design - (2.51)%
Yahoo, Inc.                                                               (4,800)          $ (162,768)
                                                                                       --------------

Services - Computer Programming Services - (2.62)%
Infosys Technologies, Ltd.                                                (3,000)            (169,800)
                                                                                       --------------

Services - Miscellaneous Amusement & Recreation - (4.04)%
Lakes Entertainment, Inc. (a)                                            (25,000)            (262,000)
                                                                                       --------------

TOTAL COMMON STOCKS - SHORT (Cost $2,389,002)                                              (2,616,351)
                                                                                       --------------

Short Term Investments - 61.72%                                               Par Value
                                                                           --------------
State Street Bank & Trust, Repurchase Agreement, 0.35%, Due 10/01/04
      (collateralized by U.S. Treasury Notes)                                 2,003,355            2,003,355
U.S. Treasury Bill, Due 11/18/04                                              2,000,000            1,996,054
                                                                                              --------------

TOTAL SHORT TERM INVESTMENTS (Cost $3,999,409)                                                     3,999,409  %
                                                                                              --------------


Warrants - 0.00%                                                              Shares
                                                                           ------------
Peru Copper Inc., 3/18/06                                                      55,000                  -
                                                                                              --------------

TOTAL WARRANTS  (Cost $0)                                                                               -
                                                                                              --------------


TOTAL INVESTMENTS (Cost $4,504,370) - 65.21%                                                   $   4,225,335
                                                                                              --------------

Cash and other assets less liabilities - 34.79%                                                    2,254,758
                                                                                              --------------

TOTAL NET ASSETS - 100.00%                                                                     $   6,480,093
                                                                                              ==============


(a) Non-income producing. (b) Security is not publicly traded. (c) American
Depositary Receipts.


Tax Related
Unrealized appreciation                                                                         $   200,515
Unrealized depreciation                                                                            (479,550)
                                                                                              -------------
Net unrealized depreciation                                                                     $  (279,035)
                                                                                              =============
Aggregate cost of securities for income tax purposes                                            $ 4,504,370
                                                                                              =============

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: November 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)